Psyence Labs Ltd. Investment and Investment in Associate	12 Months Ended
Mar. 31, 2026
Psyence Labs Ltd. Investment and Investment in Associate [Abstract]
Psyence Labs Ltd. Investment and Investment in Associate

11. Psyence Labs Ltd. Investment and Investment in Associate

During the prior year ended March 31, 2025, the Company acquired 1,000 shares in Psyence Labs Ltd. (“PsyLabs”) in exchange for shares in the Company. The total consideration was 5,695 Company shares. Based on the listed share price of PBM’s common shares at the respective dates of issuance, the total fair value of shares issued was $722,033, which was recorded as the cost of the investment in PsyLabs.

PsyLabs is a private company headquartered in the British Virgin Islands focused on the production of psychedelic active pharmaceutical ingredients and extracts.

As at March 31, 2025, the Company determined the fair value of its investment in PsyLabs to be $745,000, based on a recent arm’s length subscription transaction by a third-party investor at $745 per PsyLabs share.

On April 15, 2025, the Company acquired an additional 250 shares in PsyLabs for total consideration of $500,000 in cash. On August 15, 2025, the Company acquired a further 1,750 shares for total consideration of $3,500,000 in cash. Following these acquisitions, the Company held 3,000 PsyLabs shares, representing approximately 16.46% of PsyLabs’ outstanding shares. This level of ownership did not, at that time, confer significant influence over PsyLabs, and accordingly the investment was classified as a financial asset measured at fair value through profit or loss (“FVTPL”) in accordance with IFRS 9 – Financial Instruments.

The fair value of the investment, immediately prior to the events described under the Put Option Agreement below, was $5,172,000, based on a recent arm’s length subscription by a third-party investor at $1,724 (March 31, 2025 - $745) per PsyLabs share, representing a Level 2 input under IFRS 13 – Fair Value Measurement. An unrealized fair value gain of $427,000 (March 31, 2025 - $22,967) was recognized in the condensed consolidated statement of profit or loss and other comprehensive income for the year ended March 31, 2026.

Put Option Agreement and Transition to Associate

On July 3, 2025, the Company and PsyLabs entered into a put option agreement (the “Agreement”) pursuant to which PsyLabs was granted the right to require the Company to acquire up to 2,900 additional PsyLabs shares in exchange for newly issued common shares of the Company. The number of PBM shares to be issued was determined using the 30-day volume-weighted average price (“VWAP”) of PBM’s common shares as at close of business February 11, 2026, being $4.3624 per share, applied against a fixed consideration of $5,000,000, resulting in 1,146,159 PBM shares to be issued.

The transaction was consummated and 1,146,159 common shares of the Company were issued to PsyLabs on February 25, 2026 (the “Acquisition Date”), at which point all conditions under the Agreement were satisfied.

Acquisition Date and Significant Influence

The Acquisition Date is February 25, 2026, being the date on which PBM issued shares to PsyLabs and its ownership interest in PsyLabs increased from 16.46% to 27.93%. At this ownership level, the Company obtained significant influence over PsyLabs. Accordingly, from the Acquisition Date the investment is accounted for using the equity method in accordance with IAS 28 – Investments in Associates and Joint Ventures, and PsyLabs is classified as an associate of the Company.

Remeasurement of Previously Held Interest

Upon obtaining significant influence, the Company remeasured its previously held 3,000 PsyLabs shares to fair value as at the Acquisition Date. The fair value was determined at $1,724 per share, consistent with the most recent arm’s length subscription price, giving a remeasured carrying amount of $5,172,000. As this was equal to the FVTPL carrying amount immediately prior to the Acquisition Date, no additional fair value gain or loss was recognized on the previously held interest at the date of transition.

Consideration Transferred for Additional Shares

The consideration for the 2,900 newly acquired PsyLabs shares was the fair value of the 1,146,159 PBM common shares issued on the Acquisition Date. The fair value was measured using PBM’s quoted closing share price on February 25, 2026 of $2.56 per share. Total consideration transferred was therefore $2,934,167.

Initial Carrying Amount of Investment in Associate

The initial carrying amount of the investment in associate is determined as follows:

Initial Carrying Amount Description	Shares	Amount
Previously held interest – remeasured to fair value at Acquisition Date	3,000	$5,172,000
Consideration transferred for additional shares acquired	2,900	$2,934,167
Total – Investment in Associate at Acquisition Date	5,900	$8,106,167

Equity Method – Post-Acquisition

From February 25, 2026, the Company recognizes its 27.93% proportionate share of PsyLabs’ post-acquisition profit or loss in the consolidated statement of profit or loss, with a corresponding adjustment to the carrying amount of the investment. For the period from the Acquisition Date to March 31, 2026, the Company recognized its share of PsyLabs’ net loss of $45,239, reducing the carrying amount of the investment accordingly.

Carrying Amount

Amount
Investment in associate at Acquisition Date (February 25, 2026)	$8,106,167
Share of associate net loss – February 25 to March 31, 2026	$(45,239)
Carrying amount at March 31, 2026	$8,060,928